Subsequent Events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 17 – SUBSEQUENT EVENTS

In April through June of 2021, the Company issued a total of 250,718 shares of common stock as follows:

i) issued 49,014 shares of common stock to various investors for total proceeds of $343,098; and

ii) issued 4,500 shares upon the exercise of 4,500 warrants for total proceeds of $40,000; and

iii) issued 80,522 shares upon conversion of debt totaling $232,658; and.

iv) Issued 116,682 shares upon the cashless exercise of warrants to purchase 181,474 shares.